UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Seth L. Pearlstein         New York, NY          14 November 2007
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       27
                                           ---------------------
Form 13F Information Table Value Total:               $4,736,558
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                   TITLE OF                VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------    --------   --------   -------  --- ----  -------  --------   ------  --------  ------
AMAZON.COM INC                   COMMON STOCK  023135106       461      4949  SH         SOLE                  4949
AMERICAN EXPRESS COMPANY         COMMON STOCK  025816109    332516   5600741  SH         SOLE                5599891            850
AMGEN CORP                       COMMON STOCK  031162100     19665    347623  SH         SOLE                 347623
AUTOMATIC DATA PROCESSING INC    COMMON STOCK  053015103    170358   3709080  SH         SOLE                3708530            550
BECTON DICKINSON & CO            COMMON STOCK  075887109    176850   2155397  SH         SOLE                2154997            400
CARNIVAL CORP                    COMMON STOCK  143658300       315      6500  SH         SOLE                  6500
WALT DISNEY CO HOLDING CO        COMMON STOCK  254687106    292788   8513759  SH         SOLE                8512309           1450
EBAY INC                         COMMON STOCK  278642103    176169   4514833  SH         SOLE                4514083            750
GENERAL ELECTRIC CO              COMMON STOCK  369604103    313473   7571816  SH         SOLE                7570841            975
INFOSYS TECHNOLOGIES LTD         COMMON STOCK  456788108     12630    261010  SH         SOLE                261010
JOHNSON & JOHNSON                COMMON STOCK  478160104     21474    326851  SH         SOLE                326851
KELLOGG CO                       COMMON STOCK  487836108    287285   5130094  SH         SOLE                5129384            710
MEDTRONIC INC                    COMMON STOCK  585055106     22793    404055  SH         SOLE                 404055
MICROSOFT CORP                   COMMON STOCK  594918104      2182     74060  SH         SOLE                  74060
PAYCHEX INC                      COMMON STOCK  704326107    221739   5408265  SH         SOLE                5407565            700
PEPSICO INC                      COMMON STOCK  713448108    376751   5142652  SH         SOLE                5141802            850
PROCTER & GAMBLE CO              COMMON STOCK  742718109    388696   5525963  SH         SOLE                5525138            825
QUALCOMM INC                     COMMON STOCK  747525103    279148   6605487  SH         SOLE                6604437           1050
CHARLES SCHWAB CORP NEW          COMMON STOCK  808513105    320691  14846823  SH         SOLE               14844723           2100
STAPLES INC                      COMMON STOCK  855030102    177924   8279393  SH         SOLE                8278268           1125
STRYKER CORP                     COMMON STOCK  863667101    127247   1850590  SH         SOLE                1850390            200
TARGET CORP                      COMMON STOCK  87612E106    318899   5016497  SH         SOLE                5015772            725
TIME WARNER INC                  COMMON STOCK  887317105      2671    145468  SH         SOLE                 145468
WALGREEN CO                      COMMON STOCK  931422109    391272   8282632  SH         SOLE                8281507           1125
WHOLE FOODS MARKET INC           COMMON STOCK  966837106    159336   3254417  SH         SOLE                3253992            425
WM WRIGLEY JR CO                 COMMON STOCK  982526105      8857    137891  SH         SOLE                 137891
WYETH                            COMMON STOCK  983024100    134369   3016128  SH         SOLE                3015703            425

                                                           4736558                                          No. of Other Managers 0